Calvert

International Equity Fund

December 31, 2019

Schedule of Investments (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Australia — 2.4%
CSL, Ltd.	37,616	$7,293,067

Belgium — 1.6%
KBC Group NV	63,144	$4,760,716

Canada — 2.1%
CAE, Inc.	243,728	$6,452,866

Denmark — 5.6%
Chr. Hansen Holding A/S	59,323	$4,715,876
Coloplast A/S, Class B	31,402	3,895,765
Novo Nordisk A/S, Class B	144,408	8,368,275

		$16,979,916

France — 2.8%
Sanofi SA	84,754	$8,511,626

Germany — 3.6%
adidas AG	18,612	$6,058,539
Infineon Technologies AG	214,113	4,837,743

		$10,896,282

Hong Kong — 2.9%
AIA Group, Ltd.	825,209	$8,679,515

India — 1.8%
HDFC Bank, Ltd.	309,018	$5,528,714

Ireland — 3.8%
DCC PLC	81,992	$7,111,913
Kerry Group PLC, Class A	34,848	4,348,360

		$11,460,273

Japan — 18.1%
Kao Corp.	93,541	$7,714,801
Komatsu, Ltd.	227,700	5,465,127
Murata Manufacturing Co., Ltd.	71,700	4,413,032
ORIX Corp.	436,200	7,228,428
Pan Pacific International Holdings Corp.	351,100	5,825,199
Recruit Holdings Co., Ltd.	181,400	6,794,396
Santen Pharmaceutical Co., Ltd.	264,492	5,036,759
SMC Corp.	13,000	5,945,098
Yamaha Corp.	111,100	6,159,769

		$54,582,609

Netherlands — 2.5%
ASML Holding NV	25,604	$7,580,229

Security	Shares	Value
New Zealand — 1.5%
Fisher & Paykel Healthcare Corp., Ltd.	295,804	$4,426,991

Singapore — 2.4%
DBS Group Holdings, Ltd.	379,628	$7,319,698

South Africa — 1.7%
Naspers, Ltd., Class N	31,021	$5,076,490

Spain — 8.9%
Amadeus IT Group SA	100,693	$8,246,428
Banco Santander SA	1,420,680	5,956,552
Iberdrola SA	558,671	5,757,421
Industria de Diseno Textil SA	190,549	6,734,098

		$26,694,499

Sweden — 7.9%
Assa Abloy AB, Class B	238,842	$5,583,039
Indutrade AB	180,059	6,438,772
Sandvik AB	321,867	6,269,118
Tele2 AB, Class B	391,704	5,685,208

		$23,976,137

Switzerland — 8.8%
Lonza Group AG	16,403	$5,983,934
Nestle SA	109,387	11,842,805
Sika AG	45,994	8,637,459

		$26,464,198

Taiwan — 2.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	106,906	$6,211,239

United Kingdom — 14.5%
Abcam PLC	272,648	$4,892,863
Compass Group PLC	254,017	6,366,116
Halma PLC	141,220	3,954,532
London Stock Exchange Group PLC	52,091	5,353,495
Melrose Industries PLC	2,655,654	8,458,850
Prudential PLC	358,988	6,878,436
Unilever PLC	135,783	7,772,576

		$43,676,868

United States — 3.0%
Visa, Inc., Class A	18,643	$3,503,020
Xylem, Inc.	71,180	5,608,272

		$9,111,292

Total Common Stocks (identified cost $242,892,023)		$295,683,225

High Social Impact Investments — 0.4%

Security	Principal Amount (000’s omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)(2)	$880	$864,312
ImpactAssets Inc., Global Sustainable Agriculture Notes, 3.39%, 11/3/20(1)(3)	220	219,457
ImpactAssets Inc., Microfinance Plus Notes, 1.98%, 11/3/20(1)(3)	283	278,729

Total High Social Impact Investments (identified cost $1,383,352)		$1,362,498

Preferred Stocks — 0.1%

Security	Shares	Value
Venture Capital — 0.1%
Bioceptive, Inc.:
Series A(1)(4)(5)	582,574	$—
Series B(1)(4)(5)	40,523	—
FINAE, Series D(1)(4)(5)	2,597,442	157,983

		$157,983

Total Preferred Stocks (identified cost $491,304)		$157,983

Venture Capital Debt Obligations — 0.0%

Security	Principal Amount (000’s omitted)	Value
Windhorse International-Spring Health Water, Ltd., 1.00%, 3/15/20(1)(4)(6)	$70	$—

Total Venture Capital Debt Obligations (identified cost $70,000)		$—

		Value

Venture Capital Limited Partnership Interests — 0.5%
Africa Renewable Energy Fund LP(1)(4)(5)		$1,104,321
Blackstone Clean Technology Partners LP(1)(4)(5)		1,645
Emerald Sustainability Fund I LP(1)(4)(5)		60,290
gNet Defta Development Holding, LLC(1)(2)(4)(5)		247,770
SEAF Central and Eastern European Growth Fund, LLC(1)(2)(4)(5)		3,339
SEAF India International Growth Fund LP(1)(4)(5)		688

Total Venture Capital Limited Partnership Interests (identified cost $2,220,817)		$1,418,053

Total Investments (identified cost $247,057,496) — 99.0%		$298,621,759

Other Assets, Less Liabilities — 1.0%		$3,105,532

Net Assets — 100.0%		$301,727,291

The percentage shown for each investment category in the Schedule of Investments is based on net assets.

Notes to Schedule of Investments

(1)	Restricted security. Total market value of restricted securities amounts to $2,938,534, which represents 1.0% of the net assets of the Fund as of December 31, 2019.

(2)	Affiliated company.

(3)

Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2019.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Non-income producing security.

(6)

Security defaulted as to principal and interest in March 2013. It has been restructured at a 9% rate maturing on March 15, 2020 with 1% to be paid annually and the remaining interest due at maturity. As of December 31, 2019, security is in default with respect to its annual 1% interest payment.

At December 31, 2019, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:

Economic Sectors	% of net assets
Industrials	21.3%
Financials	16.0%
Health Care	12.0%
Information Technology	10.5%
Consumer Discretionary	17.1%
Consumer Staples	12.8%
Materials	1.9%
Utilities	4.4%
Communication Services	1.9%
Venture Capital Limited Partnership Interests	0.5%
High Social Impact Investments	0.4%
Venture Capital	0.0%
Total	99.0%

Restricted Securities

Description	Acquisition Dates	Cost
Africa Renewable Energy Fund LP	4/17/14-5/13/19	$991,538
Bioceptive, Inc., Series A	10/26/12-12/18/13	252,445
Bioceptive, Inc., Series B	1/7/16	16,250
Blackstone Clean Technology Partners LP	7/29/10-6/25/15	78,853
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20	12/13/19	880,352
Emerald Sustainability Fund I LP	7/19/01-5/17/11	393,935

Description	Acquisition Dates	Cost
FINAE, Series D	2/28/11-11/16/15	$222,609
gNet Defta Development Holding, LLC	8/30/05	400,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 3.39%, 11/3/20	11/13/15	220,000
ImpactAssets Inc., Microfinance Plus Notes, 1.98%, 11/3/20	11/13/15	283,000
SEAF Central and Eastern European Growth Fund, LLC	8/10/00-8/26/11	146,100
SEAF India International Growth Fund LP	3/22/05-5/24/10	210,391
Windhorse International-Spring Health Water, Ltd., 1.00%, 3/15/20	2/12/14	70,000

Abbreviations:

ADR	-	American Depositary Receipt

At December 31, 2019, the value of the Fund’s investment in affiliated companies was $1,115,421, which represents 0.37% of the Fund’s net assets. Transactions in affiliated companies for the fiscal year to date ended December 31, 2019 were as follows:

Name of Issuer	Value, beginning of period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, end of period	Interest Income	Principal Amount, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$4,408,140	$—	$(4,431,583)	$—	$23,443	$—	$13,664	$—
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	$—	$880,352	$—	$—	$(16,040)	$864,312	$367	$880,352
Venture Capital Limited Partnership Interests
SEAF Central and Eastern European Growth Fund LLC(1)(2)(3)	$3,570	$—	$—	$—	$(231)	$3,339	$—	$—
gNet Defta Development Holding LLC(1)(2)(3)	$249,584	$—	$—	$—	$(1,814)	$247,770	$—	$—
TOTALS				—	$5,358	$1,115,421	$14,031

(1)	Restricted security.

(2)	Non-income producing security.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the market value of the Fund’s holdings as of December 31, 2019, based on the inputs used to value them:

Asset Description	Level 1	Level 2		Level 3(1)	Total
Common Stocks
Canada	$6,452,866	$—		$—	$6,452,866
Taiwan	6,211,239	—		—	6,211,239
United States	9,111,292	—		—	9,111,292
Other Countries(2)	—	273,907,828		—	273,907,828
Total Common Stocks	$21,775,397	$273,907,828	(3)	$—	$295,683,225
High Social Impact Investments	—	1,362,498		—	1,362,498
Preferred Stocks - Venture Capital	—	—		157,983	157,983
Venture Capital Debt Obligations	—	—		—	—
Venture Capital Limited Partnership Interests	—	—		1,418,053	1,418,053
Total	$21,775,397	$275,270,326		$1,576,036	$298,621,759

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

(2)	For further breakdown of equity securities by country, please refer to the Schedule of Investments.

(3)

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2019 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.